Employee Benefit Plans and Share-Based Payments - Summary of Share Based Compensation Plan (Plan 2013-2015 ) (Detail) - Plan 2013-15 [Member] $ in Millions	12 Months Ended
	Dec. 31, 2016 ARS ($)	Dec. 31, 2016 $ / shares	Dec. 31, 2015 ARS ($)	Dec. 31, 2015 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Amount at the beginning of the year	188,493		695,015
- Granted	9,130
- Settled	(193,878)		(503,535)
- Expired	(3,745)		(2,987)
Amount at end of year			188,493
Expense recognized during the year | $	$ 6		$ 34
Fair value of shares on grant date (in dollars) | $ / shares		$ 14.75		$ 14.75